Corporate information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of subsidiaries | subsidiary	3
Cash and cash equivalents	$ 310,407	$ 326,441	$ 380,860	$ 466,544
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance	$ 60,000